LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
14.	LEASES

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to three years. Lease costs are included in origination and servicing expenses, sales and marketing expenses, general and administrative expenses, and research and development expenses, depending on the use of the underlying asset. Operating lease expenses (including fixed lease cost and short-term lease cost) were RMB35,738, RMB26,466 and RMB17,892 for the years ended December 31, 2019, 2020 and 2021, respectively. Total lease expense related to short-term leases was nil, nil and 109 for the years ended December 31, 2019, 2020 and 2021, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021
Operating leases:	RMB	RMB
Operating leases right-of-use assets	6,926	35,507
Current portion of lease liabilities	3,322	16,908
Non-current portion of lease liabilities	1,873	18,335
Total operating lease liabilities	5,195	35,243
Weighted average remaining lease term (in years)	1.7	2.1
Weighted average discount rate	4.75%	4.75%

14.	LEASES - continued

Supplemental cash flow information related to leases for the years ended December 31, 2020 and 2021 is as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	25,665	16,490
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	4,734	47,101

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2021 are as follows:

RMB
2022	18,191
2023	17,436
2024 and thereafter	1,391
Total lease payment	37,018
Less imputed interest	(1,775)
Total	35,243